Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jun. 29, 2020
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 29, 2020
Document Effective Date	Jun. 29, 2020
Prospectus Date	Jun. 29, 2020
DGHM MicroCap Value Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	DGMMX
DGHM MicroCap Value Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	DGMIX
DGHM V2000 SmallCap Value Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	DGSMX
DGHM V2000 SmallCap Value Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	DGIVX
DGHM V2000 SmallCap Value Fund | Class C
Prospectus [Line Items]
Trading Symbol	DGSVX